Additional Information as to Investments in Material Subsidiaries and Changes Thereof (Details Textual) € in Thousands, ₪ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Percentage of holding diluted	88.70%	88.70%
Percentage of voting and equity rights	44.90%	44.90%
Percentage of dividend distributions	150.00%
Percentage of unsecured debt	75.00%
Elbit Medical Technologies Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of holding diluted	89.00%	89.00%
Description of holding percentage	InSightec (approximately 19% holding on a fully diluted basis) and Gamida (approximately 13% holding on a fully diluted basis).
Percentage of voting and equity rights	42.70%	42.70%
EPI [Member]
Disclosure of subsidiaries [line items]
Description of distributions or payment	The Company and PC each holds 47.5% of the shares of of Elbit Plaza India Real Estate Holdings Limited ("EPI") which holds plots in Bangalore and Chennai, India (see note 4d). The remaining 5% equity rights are held by the Company's former Executive Vice Chairman (VC) of the Board. The VC Shares shall not be entitled to receive any distributions or payment from the EPI until the Group's investments (principal and interest calculated in accordance with a mechanism provided for in the agreement) in EPI have been fully repaid. The Company and PC each have the right to appoint 50% of the board members of EPI.
Plaza Center N.V. ("PC") [Member]
Disclosure of subsidiaries [line items]
Percentage of holding diluted	42.70%	42.70%
Outstanding obligations to bondholders	₪ 512,000	€ 123,200
Percentage of voting and equity rights	44.90%	44.90%
Percentage of dividend distributions	75.00%
Additional capital injection	₪ 85
Percentage of additional capital injection	50.00%
Percentage of unsecured debt	75.00%
Amount of circa repaid	₪ 155,500	€ 37,450